Allowance for loan losses - Troubled debt restructurings loan count by type of modification (Details) - loans	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Troubled Debt Restructuring
Reduction In Interest Rate	1,254	2,059
Extension of Maturity Date	269	259
Combination Interest Rate Reduction Maturity Date Extension	690	383
Other Modifications	198	492
Commercial multi-family
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	3	2
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
CRE non-owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	0	3
Extension of Maturity Date	13	17
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
CRE owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	1	4
Extension of Maturity Date	29	64
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Commercial and industrial
Troubled Debt Restructuring
Reduction In Interest Rate	2	6
Extension of Maturity Date	67	87
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Construction
Troubled Debt Restructuring
Reduction In Interest Rate		1
Extension of Maturity Date		0
Combination Interest Rate Reduction Maturity Date Extension		0
Other Modifications		0
Mortgages
Troubled Debt Restructuring
Reduction In Interest Rate	37	85
Extension of Maturity Date	130	49
Combination Interest Rate Reduction Maturity Date Extension	672	359
Other Modifications	6	57
Leasing
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	2	4
Other Modifications	0	0
Credit cards
Troubled Debt Restructuring
Reduction In Interest Rate	515	579
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	2	4
Other Modifications	189	432
Home equity lines of credit
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	16	27
Combination Interest Rate Reduction Maturity Date Extension	12	11
Other Modifications	0	1
Personal Loan
Troubled Debt Restructuring
Reduction In Interest Rate	668	1,356
Extension of Maturity Date	4	6
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	3	2
Auto Loan
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	6	7
Combination Interest Rate Reduction Maturity Date Extension	2	3
Other Modifications	0	0
Other
Troubled Debt Restructuring
Reduction In Interest Rate	31	25
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	2
Other Modifications	0	0